Equalize Community Development Fund

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

Description, State(a), Acquisition Date	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
504 First Lien Loans(b) — 88.85%
Hospitality Properties — 20.36%
537 Maple Hotel LLC, New Jersey, 10/15/2021	5 Year U.S. Treasury + 4.500% (6.000% Floor)	6.000%		10/1/2031	$2,085,001	$1,992,788	$1,918,517
McDonough Hospitality Plaza, LLC, Georgia, 12/1/2016	6.500% (6.500% Fixed)	5.250	%(c)	9/5/2024	4,501,505	4,500,000	4,498,965
Moses Lake Investors, LLC, Washington, 9/18/2014(d)	Prime + 2.250% (5.500% Floor)	9.750%		10/1/2039	883,364	854,173	853,242
U.S. Retail Ventures LLC, Texas, 7/30/2021	Prime + 2.000% (6.000% Floor)	9.500%		12/27/2038	2,375,539	2,370,548	2,264,608
Total Hospitality Properties							9,535,332
Multi-Purpose Properties — 68.49%
413 East 53rd Street, LLC, New York, 2/4/2014	3 Year Libor + 4.170% (4.950% Floor)	7.845%		2/1/2044	1,526,483	1,504,193	1,530,140
5205 Orange LLC, Florida, 6/23/2022	5 Year U.S. Treasury + 4.500% (5.880% Floor)	5.880%		6/1/2031	1,490,573	1,432,592	1,444,784
7410-7428 Bellaire, LLC, California, 8/22/2014	5 Year Libor + 4.000% (5.780% Floor)	5.780%		9/15/2039	2,037,128	1,973,692	1,812,066
Acworth Recycling, LLC, Georgia, 1/14/2021	6.750% (6.750% Fixed)	6.750%		12/15/2029	303,463	288,339	275,344
Budva Properties, LLC, Arizona, 8/6/2021	5 Year Swap + 5.000% (6.250% Floor)	6.250%		7/1/2046	1,294,375	1,235,289	1,182,184
Ceeport Group LLC, Florida, 6/10/2021	6.500% (6.500% Fixed)	6.500%		3/19/2030	561,303	539,260	432,142
Cookson Holdings LLC, Lloyd's Hardware LLC, Wisconsin, 6/28/2022	5 Year U.S. Treasury + 5.000% (6.500% Floor)	6.560%		4/1/2032	958,337	910,415	932,147
Dorris Fitness, LLC, Georgia, 6/3/2021	6.750% (6.750% Fixed)	6.750%		1/28/2030	549,870	524,112	487,503
Duane Auto Sale LLC, California, 5/14/2021	5 Year Swap + 5.000% (6.250% Floor)	6.250%		5/1/2046	707,522	671,929	652,275
Fred Hairabidian, California, 5/3/2022	5 Year Swap + 4.750% (5.850% Floor)	5.850%		9/1/2046	529,686	500,762	521,304
Grigorian Investments, LLC, California, 9/2/2014	5 Year Libor + 4.500% (6.330% Floor)	6.330%		9/15/2039	494,896	480,768	471,369

Equalize Community Development Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2023 (Unaudited)

Description, State(a), Acquisition Date (continued)	Stated Interest Rate	Effective Interest Rate	Maturity	Cost	Principal	Fair Value
Multi-Purpose Properties (continued)
Jereme Lee James, California, 4/7/2021	5 Year Swap + 5.000% (6.500% Floor)	6.500%	2/1/2046	$222,872	$209,415	$204,282
JPEG, Inc., Florida, 12/11/2020	5 Year Prime + 0.500% (6.500% Floor)	6.500%	8/1/2030	160,840	151,925	144,666
KES, Inc., Georgia, 12/9/2020	6.750% (6.750% Fixed)	6.750%	12/2/2029	469,938	449,648	437,471
Kiva Holdings and Kiran Fitness LLC, South Carolina, 6/17/2021	6.750% (6.750% Fixed)	6.750%	2/21/2030	794,840	759,304	721,923
Limitless Sun LLC, California, 3/7/2022	5 Year Constant Maturity Treasury + 4.450% (5.950% Floor)	5.950%	2/1/2047	694,062	656,595	653,502
Mary Deno, California, 3/29/2022	30 Day Libor + 5.800% (6.800% Floor)	6.800%	1/1/2032	1,038,481	989,495	1,000,241
Nexelm LLC, California, 5/4/2022	5 Year Constant Maturity Treasury + 4.450% (5.950% Floor)	5.950%	1/1/2047	501,445	473,913	492,557
Nicholas Holdings, LLC, Georiga, 11/8/2022	Prime + 0.500% (5.500% Floor)	5.500%	10/22/2031	2,778,844	2,669,352	2,449,424
Nowlin Properties LLC, California, 3/16/2022	5 Year Constant Maturity Treasury + 4.000% (5.780% Floor)	5.780%	3/1/2047	1,175,610	1,125,630	1,177,499
Oaks at Pooler, LLC, Georgia, 6/30/2021	5 Year U.S. Treasury + 5.250% (6.250% Floor)	6.250%	4/1/2031	5,572,480	5,383,169	5,157,614
Pinar Truck Inc., Florida, 8/23/2021	5 Year Prime + 0.500% (5.500% Floor)	6.000%	4/23/2031	679,704	658,920	618,673
Royal Foods Mendota, LLC, California, 5/6/2022	5 Year Constant Maturity Treasury + 4.290% (6.000% Floor)	6.000%	4/1/2047	851,050	806,719	819,804
Sanchez Rodrigues, LLC, California, 11/03/2021	5 Year Swap + 5.000% (5.850% Floor)	5.850%	9/1/2046	1,404,582	1,335,172	1,239,120

Equalize Community Development Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2023 (Unaudited)

Description, State(a), Acquisition Date (continued)	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
Multi-Purpose Properties (continued)
Seabright Pacific LLC, California, 2/14/2022	5 Year Constant Maturity Treasury + 4.250% (5.750% Floor)	5.750%		1/1/2047	$1,318,601	$1,252,807	$1,232,574
SGLP Enterprises, LLC, Smokin' Guns BBQ & Catering, Inc., Missouri, 3/18/2016	1 Month Libor + 4.500%	9.170%		9/12/2023	451,552	450,736	461,319
Shiv Shakti Investments, LLC, Georgia, 6/20/2017	6.500% (6.500% Fixed)	5.250	%(c)	12/15/2024	1,750,970	1,750,000	1,735,090
Stanley Avenue Realty, LLC, New York, 9/17/2014	4 Year Libor + 3.720% (5.370% Floor)	6.700	%(c)	9/15/2044	1,693,925	1,693,870	1,681,386
STMX Partners, LLC, Georgia, 12/16/2020	5 Year Prime + 0.500% (6.000% Floor)	6.000%		10/15/2030	514,223	491,497	462,312
The DiNatale Firm, LLC, Georgia, 12/10/2021	5 Year Prime + 0.500% (5.500% Floor)	5.500%		8/16/2031	613,990	588,966	556,531
Uncle Pops LLC, California, 4/23/2021	5 Year Swap + 5.000% (6.180% Floor)	6.180%		3/1/2046	698,494	663,368	641,808
Watson Osburn Property, LLC, Idaho, 2/9/2015	Prime + 2.750% (5.700% Floor)	10.250%		6/1/2040	456,383	437,527	452,258
Total Multi-Purpose Properties							32,081,312
Total 504 First Lien Loans (identified cost of $44,141,931)							$41,616,644
USDA Rural Development Loans(b) — 19.46%
USDA Guaranteed — 10.33%
Bonumose, Inc., Virginia, 11/8/2022(d)	7.700% (7.700% Fixed)	7.700%		11/7/2028	651,699	607,500	654,502
Clarke Avenue Realty LLC, Delaware, 4/8/2022(d)	5 Year Constant Maturity Treasury + 3.000% (5.340% Floor)	4.340	%(c)	4/1/2048	3,316,055	3,072,734	3,131,977
Roebuck Fire District, South Carolina, 2/25/2022(d)	20 Year U.S. Treasury + 2.500% (4.410% Floor)	3.410	%(c)	5/6/2041	1,143,445	1,125,772	1,054,297
Total USDA Guaranteed							4,840,776
USDA Non-Guaranteed — 9.13%
Bonumose, Inc., Virginia, 11/8/2022(d)	8.700% (8.700% Fixed)	8.700%		11/7/2028	394,871	392,500	396,127

Equalize Community Development Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2023 (Unaudited)

Description, State, Acquisition Date (continued)	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
USDA Non-Guaranteed (continued)
Clarke Avenue Realty LLC, Delaware, 4/4/2022(d)	5 Year Constant Maturity Treasury + 3.000% (5.340% Floor)	5.340%		4/1/2048	$3,076,765	$3,072,734	$2,963,806
Progressive Medical Management of Batesville, Inc., Mississippi, 12/15/2022(d)	7.161% (7.161% Fixed)	7.161%		12/15/2036	755,450	750,000	751,912
Roebuck Fire District, South Carolina, 1/26/2022(d)	20 Year U.S. Treasury + 2.500% (4.410% Floor)	4.410	%(c)	5/6/2041	178,870	175,902	163,462
Total USDA Non-Guaranteed							4,275,307
Total USDA Rural Development Loans (identified cost of $9,517,155)							$9,116,083

	Shares	Fair Value
Short-Term Investments — 5.32%
Morgan Stanley Liquidity Fund - Institutional Class, 4.648%(e)	2,492,391	$2,490,891
Total Short-Term Investments (Cost $2,490,891)		2,490,891

Total Investments* — 113.63% Cost ($56,149,977)		53,223,618
Liabilities in Excess of Other Assets — (13.63)%		(6,383,775)
TOTAL NET ASSETS — 100.00%		$46,839,843

(a)	The states listed correspond to the location of the underlying collateral of the Community Development Loan, which may differ from the location of the borrower.

(b)	Community Development Loans are restricted as to resale. The cost and fair value as of March 31, 2023 was $53,659,086 and $50,732,727, respectively. Fair value is determined using significant unobservable inputs.

(c)	The effective rate is net of a sub-servicing fee collected on the Community Development Loan by the selling agent. As a result, the effective rate may be less than the Community Development Loan floor rate.

(d)	Represents an investment in the Community Development Loan through a participation agreement with a financial institution. A participation agreement typically results in a contractual relationship only with a financial institution, not with the borrower.

(e)	The rate shown is the annualized 7-day yield as of March 31, 2023.

*	All investments and other assets are pledged as collateral on the credit facility.